Financial Instruments - Sensitivity Analysis Related to Currency Risk (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Pre-tax profit (loss) for the year	¥ 750	$ 108	¥ 1,306